Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	May 26, 2017
Registrant Name	dei_EntityRegistrantName	PUTNAM ASSET ALLOCATION FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000914209
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	PAEAX
Document Creation Date	dei_DocumentCreationDate	Jun. 12, 2017
Document Effective Date	dei_DocumentEffectiveDate	May 26, 2017
Putnam Dynamic Asset Allocation Balanced Fund
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan. 30, 2017
Putnam Dynamic Asset Allocation Conservative Fund
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan. 30, 2017
Putnam Dynamic Asset Allocation Growth Fund
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan. 30, 2017